Net (Loss)/Income per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Class A and Class B ordinary share [Member] USD ($)	Dec. 31, 2012 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2011 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2010 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2012 ADS (1 ADS representing 8 Class A ordinary shares) [Member] USD ($)	Dec. 31, 2012 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2011 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2010 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY
Numerator:
Net income attributable to Phoenix New Media Limited	$ 17,232	107,359	102,475	74,083
Accretion to convertible redeemable preferred share redemption value	0	0	(773,623)	(206,409)
Income allocation to participating preferred shares	0	0	(6,172)	(33,093)
Net (loss)/income attributable to ordinary shareholders	17,232	107,359	(677,320)	(165,419)
Denominator:
Weighted average number of shares outstanding					619,849,313	619,849,313	519,227,660	327,045,493
Weighted average number of contingently issuable shares					4,160,957	4,160,957	0	0
Denominator used in computing net (loss)/income per share - basic					624,010,270	624,010,270	519,227,660	327,045,493	78,001,284	78,001,284	64,903,458	40,880,687
Net (loss)/income per share - basic					$ 0.03	0.17	(1.30)	(0.51)	$ 0.22	1.38	(10.44)	(4.05)
Numerator:
Net income attributable to Phoenix New Media Limited	17,232	107,359	102,475	74,083
Accretion to convertible redeemable preferred share redemption value	0	0	(773,623)	(206,409)
Income allocation to participating preferred shares	0	0	(6,172)	(33,093)
Net (loss)/income attributable to ordinary shareholders	$ 17,232	107,359	(677,320)	(165,419)
Denominator:
Denominator used in computing net (loss)/income per share - basic					624,010,270	624,010,270	519,227,660	327,045,493	78,001,284	78,001,284	64,903,458	40,880,687
Share-based awards					19,737,876	19,737,876	0	0
Denominator used in computing net (loss)/income per share - diluted					643,748,146	643,748,146	519,227,660	327,045,493	80,468,518	80,468,518	64,903,458	40,880,687
Net (loss)/income per share - diluted					$ 0.03	0.17	(1.30)	(0.51)	$ 0.21	1.33	(10.44)	(4.05)